Personnel Expenses - Summary of Personnel expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Personnel Expenses [Abstract]
Wages, salaries and other employees benefits									$ 73,654	$ 64,387	$ 78,988
Contributions to defined contribution plans									3,558	2,994	3,890
Expenses related to defined benefit plans (refer note 33)									1,389	1,194	1,598
Equity-settled share based payment (refer note 34)									36,645	35,589	41,487
Employee welfare expenses									1,678	1,497	3,873
Total	$ 30,289	$ 30,388	$ 29,790	$ 26,457	$ 28,746	$ 26,579	$ 25,356	$ 24,980	$ 116,924	$ 105,661	$ 129,836